Summary of Significant Accounting Policies (Details) - Schedule of Disaggregated Information of Revenue - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Disaggregated Information of Revenue [Line Items]
Brokerage commissions related	$ 391,060	$ 811,169	$ 741,336
Underwriting and placement income related	152,638	1,574,613	355,371
Introducing and referral income	264,941	278,688	210,009
Handling income	125,736	367,873	176,480
Investment management fee income		30,622	21,368
Interest income and others	42,489	91,311	58,587
Revenue	1,408,469	3,259,296	2,306,436
Third parties [Member]
Schedule of Disaggregated Information of Revenue [Line Items]
Revenue	1,397,782	3,154,276	1,563,151
Related parties [Member]
Schedule of Disaggregated Information of Revenue [Line Items]
Brokerage commissions related	7,119	89,743	735,401
Handling income	2,130	2,275	498
Investment management fee income		2,840	1,793
Interest income and others	1,438	10,162	5,593
Revenue	10,687	105,020	743,285
Revenue from Contracts with Customers Recognized at a Point in Time [Member]
Schedule of Disaggregated Information of Revenue [Line Items]
Introducing and referral income	264,941
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Third parties [Member]
Schedule of Disaggregated Information of Revenue [Line Items]
Introducing and referral income	264,941
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Related parties [Member]
Schedule of Disaggregated Information of Revenue [Line Items]
Introducing and referral income
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Equity Securities [Member]
Schedule of Disaggregated Information of Revenue [Line Items]
Underwriting and placement income related	109,316	914,234	293,709
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Equity Securities [Member] | Third parties [Member]
Schedule of Disaggregated Information of Revenue [Line Items]
Underwriting and placement income related	109,316	914,234	293,709
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Equity Securities [Member] | Related parties [Member]
Schedule of Disaggregated Information of Revenue [Line Items]
Underwriting and placement income related
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Bonds and Others [Member]
Schedule of Disaggregated Information of Revenue [Line Items]
Underwriting and placement income related	43,322	660,379	61,662
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Bonds and Others [Member] | Third parties [Member]
Schedule of Disaggregated Information of Revenue [Line Items]
Underwriting and placement income related	43,322	660,379	61,662
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Bonds and Others [Member] | Related parties [Member]
Schedule of Disaggregated Information of Revenue [Line Items]
Underwriting and placement income related
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Custodian Services [Member]
Schedule of Disaggregated Information of Revenue [Line Items]
Handling income	110,296	352,968	69,774
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Custodian Services [Member] | Third parties [Member]
Schedule of Disaggregated Information of Revenue [Line Items]
Handling income	108,218	350,706	69,774
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Custodian Services [Member] | Related parties [Member]
Schedule of Disaggregated Information of Revenue [Line Items]
Handling income	2,078	2,262
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Dividend Collection [Member]
Schedule of Disaggregated Information of Revenue [Line Items]
Handling income	17,570	17,180	107,204
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Dividend Collection [Member] | Third parties [Member]
Schedule of Disaggregated Information of Revenue [Line Items]
Handling income	17,518	17,167	106,706
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Dividend Collection [Member] | Related parties [Member]
Schedule of Disaggregated Information of Revenue [Line Items]
Handling income	52	13	498
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Introducing and Referral Income [Member]
Schedule of Disaggregated Information of Revenue [Line Items]
Introducing and referral income		278,688	210,009
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Introducing and Referral Income [Member] | Third parties [Member]
Schedule of Disaggregated Information of Revenue [Line Items]
Introducing and referral income		278,688	210,009
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Introducing and Referral Income [Member] | Related parties [Member]
Schedule of Disaggregated Information of Revenue [Line Items]
Introducing and referral income
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Hong Kong [Member]
Schedule of Disaggregated Information of Revenue [Line Items]
Brokerage commissions related	375,928	455,911	588,937
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Hong Kong [Member] | Third parties [Member]
Schedule of Disaggregated Information of Revenue [Line Items]
Brokerage commissions related	371,930	445,057	548,300
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Hong Kong [Member] | Related parties [Member]
Schedule of Disaggregated Information of Revenue [Line Items]
Brokerage commissions related	3,998	10,854	40,637
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | United States [Member]
Schedule of Disaggregated Information of Revenue [Line Items]
Brokerage commissions related	22,251	443,806	876,907
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | United States [Member] | Third parties [Member]
Schedule of Disaggregated Information of Revenue [Line Items]
Brokerage commissions related	19,130	365,281	183,226
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | United States [Member] | Related parties [Member]
Schedule of Disaggregated Information of Revenue [Line Items]
Brokerage commissions related	3,121	78,525	693,681
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Other Exchanges [Member]
Schedule of Disaggregated Information of Revenue [Line Items]
Brokerage commissions related		1,195	10,893
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Other Exchanges [Member] | Third parties [Member]
Schedule of Disaggregated Information of Revenue [Line Items]
Brokerage commissions related		831	9,810
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Other Exchanges [Member] | Related parties [Member]
Schedule of Disaggregated Information of Revenue [Line Items]
Brokerage commissions related		364	1,083
Revenue from Contracts with Customers Recognized Over Time [Member] | Advisory Fees [Member]
Schedule of Disaggregated Information of Revenue [Line Items]
Advisory fees	420,918
Revenue from Contracts with Customers Recognized Over Time [Member] | Advisory Fees [Member] | Third parties [Member]
Schedule of Disaggregated Information of Revenue [Line Items]
Advisory fees	420,918
Revenue from Contracts with Customers Recognized Over Time [Member] | Advisory Fees [Member] | Related parties [Member]
Schedule of Disaggregated Information of Revenue [Line Items]
Advisory fees
Revenue from Contracts with Customers Recognized Over Time [Member] | Interest Income and Others [Member]
Schedule of Disaggregated Information of Revenue [Line Items]
Interest income and others	43,927	101,473	64,180
Revenue from Contracts with Customers Recognized Over Time [Member] | Interest Income and Others [Member] | Third parties [Member]
Schedule of Disaggregated Information of Revenue [Line Items]
Interest income and others	42,489	91,311	58,587
Revenue from Contracts with Customers Recognized Over Time [Member] | Interest Income and Others [Member] | Related parties [Member]
Schedule of Disaggregated Information of Revenue [Line Items]
Interest income and others	$ 1,438	10,162	5,593
Revenue from Contracts with Customers Recognized Over Time [Member] | Investment Management Fee Income [Member]
Schedule of Disaggregated Information of Revenue [Line Items]
Investment management fee income		33,462	23,161
Revenue from Contracts with Customers Recognized Over Time [Member] | Investment Management Fee Income [Member] | Third parties [Member]
Schedule of Disaggregated Information of Revenue [Line Items]
Investment management fee income		30,622	21,368
Revenue from Contracts with Customers Recognized Over Time [Member] | Investment Management Fee Income [Member] | Related parties [Member]
Schedule of Disaggregated Information of Revenue [Line Items]
Investment management fee income		$ 2,840	$ 1,793